Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 24,269	$ 8,315,128	$ (12,037,917)	$ (3,698,520)
Balance, shares at Dec. 31, 2014	24,269,047
Stock Compensation		3,291,434		3,291,434
Warrants issued for Services		860,502		860,502
Warrants issued in connection with Notes Payable		652,200		652,200
Common shares issued for collateral on note payable	$ 2,532			2,532
Common shares issued for collateral on note payable, shares	2,531,646
Shares issued for Services	$ 2,106	3,232,837		(2,825,943)
Shares issued for Services, shares	2,105,637
Claw-back Shares issued to existing AFH Acquisition X, Inc. shareholders	$ 867	(867)
Claw-back Shares issued to existing AFH Acquisition X, Inc. shareholders, shares	867,163
Debt converted into common shares	$ 2,438	3,850,333		3,852,771
Debt converted into common shares, shares	2,438,463
Shares issued in lieu of cash bonuses
Shares issued for Sygnal license
Net Loss			(13,876,927)	(13,876,927)
Balance at Dec. 31, 2015	$ 32,212	20,201,567	(25,914,844)	(5,681,065)
Balance, shares at Dec. 31, 2015	32,211,956
Stock Compensation		9,546,028		9,546,028
Warrants issued in connection with Notes Payable		1,103,800		1,103,800
Common shares issued for collateral on note payable	$ 2,532			2,532
Common shares issued for collateral on note payable, shares	2,531,646
Shares issued for Services	$ 29	124,901		(100,930)
Shares issued for Services, shares	28,946
Claw-back Shares issued to existing AFH Acquisition X, Inc. shareholders	$ 1,283	(1,283)
Claw-back Shares issued to existing AFH Acquisition X, Inc. shareholders, shares	1,283,428
Beneficial conversion feature of notes		1,978,668		1,978,668
Shares issued in lieu of cash bonuses	$ 63	135,202		135,265
Shares issued in lieu of cash bonuses, shares	61,981
Shares issued for Sygnal license	$ 700	1,434,300		1,435,000
Shares issued for Sygnal license, shares	700,000
Shares issued for cash	$ 1,219	2,498,781		2,500,000
Shares issued for cash, shares	1,219,511
Exercise of warrants	$ 791	1,249,209		1,250,000
Exercise of warrants, shares	791,139
Net Loss			(21,029,214)	(21,029,214)
Balance at Dec. 31, 2016	$ 38,829	$ 38,271,173	$ (46,944,058)	(8,634,056)
Balance, shares at Dec. 31, 2016	38,828,607
Shares issued for Services
Shares issued in lieu of cash bonuses
Shares issued for Sygnal license
Net Loss				(2,209,585)
Balance at Jun. 30, 2017				$ (10,249,771)